Marketing and Sales (Details) - Schedule of marketing and sales - Marketing and Sales [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Marketing and Sales (Details) - Schedule of marketing and sales [Line Items]
Payroll and related expenses	[1]	$ 833	$ 870	$ 489
Exhibitions, conventions and travel expenses		175	172	189
Consultants		178	212	249
Other		82	96	60
Total marketing and sales		$ 1,268	$ 1,350	$ 987

[1]	Includes share-based payment of $62, $206 and $182 in 2020, 2019 and 2018, respectively.